Accrued Expenses and Other Current Liabilities (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Accrued expenses and other current liabilities
Product returns	$ 46.0	$ 55.6
Interest	13.2	13.2
Rebates, credits and discounts due to customers	10.3	11.7
Insurance	9.2	10.8
Taxes Payable	8.7	8.0
Bonuses and profit sharing	5.7	5.9
Vacation pay	4.4	4.4
Professional fees	3.2	2.9
Salaries and wages	2.6	2.4
Accrued litigation	0.2	8.1
Other	12.0	8.0
Accrued expenses and other current liabilities, total	$ 115.5	$ 131.0